Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

Note 18—Equity

        Preferred Stock.    The Series A, B and C preferred stock may not be redeemed by us before February 2018, May 2018 and February 2019, respectively.

        Common Stock.    In May 2017, we completed a public offering in which we sold 9,500,000 shares of our common stock for $8.05 per share, and received net proceeds of $76.2 million after deducting the underwriting discount and other offering expenses. We used $25.0 million of the proceeds to exercise our option to fully internalize our management team and terminate the existing management agreement with our Former Manager and the remaining amount was used to make investments and for general corporate purposes.

        As of December 31, 2017, there were 7,500,000 common shares available under an "At-The-Market" equity offering with JMP Securities LLC.

        As of December 31, 2017, we had $179.8 million available under our $500.0 million shelf registration statement that was declared effective by the SEC in July 2016.

        Noncontrolling Interest.    Noncontrolling interest relates to the 21,230,769 OP Units issued to satisfy a portion of the Acquisition purchase price. The value of these OP units at the Acquisition date was $154.8 million. Each of these OP Units are paired with one share of our Special Voting Preferred Shares having a par value of $0.01 per share and is entitled to one vote each on any matter submitted for stockholder approval, which represents approximately 25.6% of the voting power of our outstanding stock at December 31, 2017. The OP Units are entitled to receive distributions if and when our Board of Directors authorizes and declares common stock distributions. The OP Units are also redeemable for cash, or at our option, for shares of our common stock on a one-for-one basis.

        Distributions.    The following table presents dividends declared (on a per share basis) for the year ended December 31, 2017:

Common Stock		Preferred Stock
			Dividend(1)
Declaration Date	Dividend	Declaration Date	Series A	Series B	Series C
November 1, 2017	$0.19	November 1, 2017	$0.515625	$0.484375	$0.53125
August 2, 2017	$0.18	August 2, 2017	$0.515625	$0.484375	$0.53125
May 3, 2017	$0.18	May 3, 2017	$0.515625	$0.484375	$0.53125
March 1, 2017	$0.17	February 3, 2017	$0.515625	$0.484375	$0.53125

(1)

The dividend declared on November 1, 2017 was for September 1, 2017 through November 30, 2017. The dividend declared on August 2, 2017 was for June 1, 2017 through August 31, 2017. The dividend declared on May 3, 2017 was for March 1, 2017 through May 31, 2017. The dividend declared on February 3, 2017 was for December 1, 2016 through February 28, 2017.

        Common Stock—On February 21, 2018, the Board of Directors declared a cash dividend of $0.21 per share of common stock. The dividend is payable on March 21, 2018 to common stockholders of record as of the close of business on March 8, 2018.

        Preferred Stock—On February 2, 2018, the Board of Directors declared a cash dividend of $0.515625 per share of 8.25% Series A preferred stock; a cash dividend of $0.484375 per share of 7.75% Series B preferred stock; and a cash dividend of $0.53125 per share of 8.50% Series C preferred stock. These amounts reflect dividends from December 1, 2017 through February 28, 2018 and are payable on February 28, 2018 to preferred stockholders of record on February 15, 2018.

        We have determined that 100% of the common stock and preferred stock dividends paid during 2017, 2016 and 2015 represented ordinary income to our stockholders for income tax purposes. In addition, pursuant to Internal Revenue Code Section 59(d), alternative minimum tax ("AMT") could be apportioned between a REIT and its stockholders to the extent the REIT distributes its regular taxable income. Since we have distributed our taxable income, the AMT adjustments are being apportioned to our stockholders. As such, we have determined that 9.92% of each distribution to our stockholders for the tax year ended December 31, 2017 consists of an AMT adjustment (i.e., for each $1 of dividend reportable by a stockholder, $0.0992 represents an AMT adjustment).

        Deferred Compensation.    We have a stock incentive plan under which the Board of Directors has the authority to issue shares of stock to certain employees, officers, directors and, prior to May 31, 2017, employees of our Former Manager.

        Vesting of restricted shares is dependent on a service requirement. Dividends paid on restricted shares are recorded as dividends on shares of our common stock whether or not they are vested. For accounting purposes, we measure the compensation costs for these shares as of the grant date, with subsequent remeasurement for any unvested shares granted to non-employees of ours with such amounts expensed against earnings, at the grant date (for the portion that vest immediately) or ratably over the respective vesting periods.

        In 2017, we issued 299,750 shares of restricted common stock under the 2014 Omnibus Stock Incentive Plan (the "2014 Plan") to certain employees of ours and our Former Manager with a total grant date fair value of $2.4 million. One third of the shares vested as of the grant date, one third will vest in March 2018, and the remaining third will vest in March 2019. On the grant date we recorded $0.3 million to employee compensation and benefits and $0.5 million to selling and administrative expense in our consolidated statements of income for the portion that vested immediately. In connection with the full integration of our management team and termination of the existing management contract, effective May 31, 2017, all stock compensation previously granted to employees that transferred from our Former Manager (non-employees prior to May 31, 2017) will be recorded to employee compensation and benefits based on the remeasured fair value on May 31, 2017 over the remaining requisite service period. We also issued 74,375 shares of fully vested common stock to the independent members of the Board of Directors under the 2014 Plan and recorded $0.6 million to selling and administrative expense.

        We entered into an amended and restated annual incentive agreement (the "2017 annual incentive agreement") with our chief executive officer, effective January 1, 2017. The chief executive officer's annual cash bonus and value of his annual long-term equity awards under the 2017 annual incentive agreement each increased 10% as a result of the Company meeting the equity capitalization growth goals in his previous incentive agreement. In addition, the chief executive officer is also eligible to receive a $3.0 million performance-based award of restricted stock annually for five years subject to meeting certain goals related to the integration of the Acquisition. Each $3.0 million award vests in full three years after the grant date and are subject to the chief executive officer's continued employment. In 2017, we granted our chief executive officer 357,569 shares of performance-based restricted stock with a grant date fair value of $2.7 million as a result of the Company meeting the goals related to the integration of the Acquisition. All other terms of the 2017 incentive agreement are consistent with the chief executive officer's previous incentive agreement.

        In 2017, we issued 74,830 shares of restricted common stock to our chief executive officer under his 2017 annual incentive agreement with a grant date fair value of $0.6 million. One quarter of the shares vested as of the grant date and one quarter will vest on each of the first, second and third anniversaries of the grant date. On the grant date we recorded $0.1 million to employee compensation and benefits in our consolidated statements of income for the portion that vested immediately. Our chief executive officer was also granted up to 448,980 performance-based restricted stock units with a grant date fair value of $1.0 million that vest at the end of a four-year performance period based on our achievement of certain total stockholder return objectives. To date, our chief executive officer was granted in the aggregate up to 1,316,093 performance-based restricted stock units. During 2017, 2016 and 2015, we recorded $0.8 million, $0.5 million and $0.3 million to employee compensation and benefits related to performance-based restricted stock units.

        As of December 31, 2017, unvested restricted stock consisted of 759,145 shares granted to our employees with a grant date fair value of $6.1 million and 15,827 shares granted to employees of our Former Manager with a grant date fair value of $0.1 million, which is subject to re-measurement each reporting period. Expense is recognized ratably over the vesting period in our consolidated statements of income in employee compensation and benefits expense and selling and administrative expense, respectively. During 2017, 2016 and 2015, we recorded the ratable portion of the unvested restricted stock to employees as employee compensation and benefits for $1.9 million, $0.7 million and $0.9 million, respectively, and for non-employees to selling and administrative expense for $0.6 million, $1.0 million and $0.8 million, respectively.

        In 2016, we issued 282,405 shares of restricted common stock under the 2014 Plan to certain employees of ours and our Former Manager with a total grant date fair value of $1.9 million. One third of the shares vested as of the grant date, one third vested in March 2017, and the remaining third will vest in March 2018. On the grant date we recorded $0.2 million to employee compensation and benefits and $0.5 million to selling and administrative expense in our consolidated statements of income for the portion that vested immediately. We also issued 67,260 shares of fully vested common stock to the independent members of the Board of Directors under the 2014 Plan and recorded $0.4 million to selling and administrative expense.

        In 2016, we issued 70,225 shares of restricted common stock to our chief executive officer under his annual incentive agreement with a grant date fair value of $0.5 million. One quarter of the shares vested as of the grant date and one quarter vests on each of the first, second and third anniversaries of the grant date. On the grant date we recorded $0.1 million to employee compensation and benefits in our consolidated statements of income for the portion that vested immediately. Our chief executive officer was also granted up to 421,348 performance-based restricted stock units that vest at the end of a four-year performance period based on our achievement of certain total stockholder return objectives. The restricted stock units had a grant date fair value of $0.9 million.

        As of December 31, 2016, unvested restricted stock consisted of 202,037 shares granted to our employees with a grant date fair value of $1.4 million and 195,139 shares granted to employees of our Former Manager with a grant date fair value of $1.3 million, which is subject to re-measurement each reporting period.

        In 2015, we issued 328,400 shares of restricted common stock under the 2014 Plan to certain employees of ours and our Former Manager, inclusive of 105,000 shares granted to our chief executive officer, with a total grant date fair value of $2.3 million. One third of the shares vested as of the grant date, one third vested in 2016, and the remaining third vested in 2017. On the grant date we recorded $0.4 million to employee compensation and benefits and $0.4 million to selling and administrative expense in our consolidated statements of income for the portion that vested immediately. In 2015, we also issued 83,430 shares of fully vested common stock to the independent members of the Board of Directors under the 2014 Plan and recorded $0.5 million to selling and administrative expense.

        In 2015, we issued 74,294 shares of restricted common stock to our chief executive officer under his annual incentive agreement with a grant date fair value of $0.5 million. One quarter of the shares vested as of the grant date and one quarter vest on each of the first, second and third anniversaries of the grant date. On the grant date we recorded $0.1 million to employee compensation and benefits in our consolidated statements of income for the portion that vested immediately. Our chief executive officer was also granted up to 445,765 performance-based restricted stock units that vest at the end of a four-year performance period based on our achievement of certain total stockholder return objectives. The restricted stock units had a grant date fair value of $1.2 million.

        As of December 31, 2015, unvested restricted stock consisted of 212,241 shares granted to our employees with a grant date fair value of $1.5 million and 154,169 shares granted to employees of our Former Manager with a grant date fair value of $1.1 million, which is subject to remeasurement each reporting period.

        Earnings Per Share.    Basic EPS is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during each period inclusive of unvested restricted stock with full dividend participation rights. Diluted EPS is calculated by dividing net income by the weighted average number of shares of common stock outstanding plus the additional dilutive effect of common stock equivalents during each period using the treasury stock method. Our common stock equivalents include the weighted average dilutive effect of performance-based restricted stock units granted to our chief executive officer, OP Units issued in connection with the Acquisition and convertible senior unsecured notes.

        The following tables reconcile the numerator and denominator of our basic and diluted EPS computations ($ in thousands, except share and per share data):

	Year Ended December 31,
	2017		2016		2015
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income attributable to common stockholders(1)	$65,835	$65,835	$42,796	$42,796	$45,875	$45,875
Net income attributable to noncontrolling interest(2)	—	24,120	—	—	—	—

Net income attributable to common stockholders and nocontrolling interest	$65,835	$89,955	$42,796	$42,796	$45,875	$45,875

Weighted average shares outstanding	57,890,574	57,890,574	51,305,095	51,305,095	50,857,750	50,857,750
Dilutive effect of OP Units(2)	—	21,230,769	—	—	—	—
Dilutive effect of restricted stock units(3)	—	1,092,072	—	425,458	—	149,578
Dilutive effect of convertible notes(4)	—	97,837	—	—	—	—

Weighted average shares outstanding	57,890,574	80,311,252	51,305,095	51,730,553	50,857,750	51,007,328

Net income per common share(1)	$1.14	$1.12	$0.83	$0.83	$0.90	$0.90

(1)	Net of preferred stock dividends.
(2)

We consider OP Units to be common stock equivalents as the holders have voting rights, the right to distributions and the right to redeem the OP Units for the cash value of a corresponding number of shares of common stock or a corresponding number of shares of common stock, at our election. For 2016, the OP Units were considered anti-dilutive and excluded from diluted EPS.

(3)

Our chief executive officer was granted restricted stock units in 2017, 2016 and 2015 which vest at the end of a four-year performance period based upon our achievement of total stockholder return objectives.

(4)

The convertible senior unsecured notes impact diluted earnings per share if the average price of our common stock exceeds the conversion price, as calculated in accordance with the terms of the indenture.